Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill are follows:

	Yitian Xindong Business	Tianbo Business	Total
	RMB	RMB	RMB
Balance as of December 31, 2017	—	—	—
Goodwill acquired	338,288	—	338,288
Balance as of December 31, 2018	338,288	—	338,288
Goodwill acquired	—	22,786	22,786
Balance as of December 31, 2019	338,288	22,786	361,074